Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(All Share Classes)
(the “Fund”)
(a series of JPMorgan Trust I)
Supplement dated May 13, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective May 13, 2024, the first paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted and replaced with the following:
The Fund is designed to protect after‑tax return by, under normal circumstances, primarily investing in a portfolio of municipal obligations whose interest payments are excluded from federal income taxes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. The Fund is also designed to maximize inflation-protected return, which means maximizing the “real return.” Real Return is the total return of a security less the actual rate of inflation. Because of the limited supply of inflation-protected municipal securities, the Fund seeks to synthetically create inflation protection by investing in a combination of conventional (i.e., non‑inflation protected) municipal securities and inflation-linked derivatives such as Non‑Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI‑U) swaps. The adviser may use other strategies to achieve the Fund’s objective including investments in other types of securities which provide after‑tax return and direct investments in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS) and municipal inflation-linked securities, if available.
Effective May 13, 2024, the language for the “Municipal Obligations Risk” under the “The Fund’s Main Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted and replaced with the following:
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt its ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. Interest on municipal bonds, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(All Share Classes)
(the “Fund”)
(a series of JPMorgan Trust I)
Supplement dated May 13, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective May 13, 2024, the first paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted and replaced with the following:
The Fund is designed to protect after‑tax return by, under normal circumstances, primarily investing in a portfolio of municipal obligations whose interest payments are excluded from federal income taxes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. The Fund is also designed to maximize inflation-protected return, which means maximizing the “real return.” Real Return is the total return of a security less the actual rate of inflation. Because of the limited supply of inflation-protected municipal securities, the Fund seeks to synthetically create inflation protection by investing in a combination of conventional (i.e., non‑inflation protected) municipal securities and inflation-linked derivatives such as Non‑Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI‑U) swaps. The adviser may use other strategies to achieve the Fund’s objective including investments in other types of securities which provide after‑tax return and direct investments in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS) and municipal inflation-linked securities, if available.
Effective May 13, 2024, the language for the “Municipal Obligations Risk” under the “The Fund’s Main Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted and replaced with the following:
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt its ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. Interest on municipal bonds, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.